Income Tax Expense - Unused Tax Loss Carryforwards Which are Not Recognized as Deferred Tax Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused tax loss carryforwards	₩ 174,589	₩ 229,410
Less than 1 year [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused tax loss carryforwards	19,087
1 ~ 2 years [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused tax loss carryforwards	14,345
2 ~ 3 years [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused tax loss carryforwards	12,956
More than 3 years [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused tax loss carryforwards	₩ 128,201